Cat Financial Financing Activities (Details 3) - Finance Receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit loss activity:
Balance at beginning of year	$ 398	$ 375
Receivables written off	(196)	(151)
Recoveries on receivables previously written off	41	47
Provision for credit losses	118	150
Other	(25)	(23)
Balance at end of year	336	398
Allowance for Credit Losses:
Individually evaluated for impairment			$ 65	$ 75
Collectively evaluated for impairment			271	323
Ending Balance	398	375	336	398
Recorded Investment in Finance Receivables:
Individually evaluated for impairment			601	613
Collectively evaluated for impairment			22,358	23,453
Ending balance-recorded investment in finance receivables			22,959	24,066
Customer
Allowance for credit loss activity:
Balance at beginning of year	388	365
Receivables written off	(196)	(151)
Recoveries on receivables previously written off	41	47
Provision for credit losses	119	150
Other	(25)	23
Balance at end of year	327	388
Allowance for Credit Losses:
Individually evaluated for impairment			65	75
Collectively evaluated for impairment			262	313
Ending Balance	388	365	327	388
Recorded Investment in Finance Receivables:
Individually evaluated for impairment			601	613
Collectively evaluated for impairment			18,788	19,899
Ending balance-recorded investment in finance receivables			19,389	20,512
Dealer
Allowance for credit loss activity:
Balance at beginning of year	10	10
Receivables written off	0	0
Recoveries on receivables previously written off	0	0
Provision for credit losses	(1)	0
Other	0	0
Balance at end of year	9	10
Allowance for Credit Losses:
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			9	10
Ending Balance	$ 10	$ 10	9	10
Recorded Investment in Finance Receivables:
Individually evaluated for impairment			0	0
Collectively evaluated for impairment			3,570	3,554
Ending balance-recorded investment in finance receivables			$ 3,570	$ 3,554